Investment in affiliates - Melodious Investments Company Limited (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 25, 2016
Schedule of equity method investments
Cash consideration		$ 5,440
Investments in purchased common stock		2,214	$ 13,950
EnSync, Inc | Share Purchase Agreement
Schedule of equity method investments
Investments in purchased common stock		0	1,841
Carrying amount of convertible preferred stock		2,214	12,109
EnSync, Inc | Share Purchase Agreement | Loss on Investment in an Affiliate
Schedule of equity method investments
Provision for decline in value of investment			$ 1,090
Reversed previously recognized provision for decline in value of investment		9,895
EnSync, Inc | Melodious | Share Purchase Agreement
Schedule of equity method investments
Common stock sold (in shares)	8,000,000			8,000,000
Aggregate purchase price	$ 17,000
Cash consideration		$ 8,500
Period for conversion into common stock		6 months
Repurchase of preferred stock (in dollars per share)		$ 1,018.25
Uncompounded annual interest (as a percent)		10.00%
Total purchase price of C-1 preferred stock and C-2 preferred stock		$ 11,560
Proceeds from borrowings		3,060
Gain on derecognization		3,599
EnSync, Inc | Melodious | Share Purchase Agreement | Ordinary Shares
Schedule of equity method investments
Cash consideration		5,440
EnSync, Inc | Melodious | Share Purchase Agreement | Convertible Preferred Stock
Schedule of equity method investments
Cash consideration		$ 3,060
EnSync, Inc | Melodious | Share Purchase Agreement | C-1 convertible preferred stock
Schedule of equity method investments
Convertible preferred stock sold	7,012
EnSync, Inc | Melodious | Share Purchase Agreement | C-2 convertible preferred stock
Schedule of equity method investments
Convertible preferred stock sold	4,341